Federated Hermes Intermediate Corporate Bond Fund
(formerly, Federated Intermediate Corporate Bond Fund)
Portfolio of Investments
July 31, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—98.2%
		Basic Industry - Chemicals—0.4%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$362,533
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	344,267
		TOTAL	706,800
		Basic Industry - Metals & Mining—1.3%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	246,638
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	836,244
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,078,335
		TOTAL	2,161,217
		Basic Industry - Paper—0.2%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	255,459
		Capital Goods - Aerospace & Defense—2.2%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	318,101
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	315,850
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	225,921
100,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	100,536
500,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	483,288
494,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	474,394
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	399,321
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	454,787
275,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	304,731
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	319,265
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.127% (3-month USLIBOR +1.735%), 2/15/2042	264,680
		TOTAL	3,660,874
		Capital Goods - Building Materials—1.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	136,514
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	851,655
500,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	534,883
228,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	246,439
		TOTAL	1,769,491
		Capital Goods - Construction Machinery—1.1%
190,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	191,850
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	262,798
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	644,213
500,000		Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	518,914
185,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	219,895
		TOTAL	1,837,670
		Capital Goods - Diversified Manufacturing—3.4%
200,000		3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	212,509
250,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	259,395
190,000		General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	197,305
165,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	170,822
300,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	323,611
450,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	455,878
600,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	636,630

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$175,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	$190,402
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	449,177
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	273,410
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	927,287
600,000	United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	721,390
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	209,162
350,000	Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	365,482
220,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	233,397
	TOTAL	5,625,857
	Capital Goods - Packaging—0.2%
300,000	WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	336,329
	Communications - Cable & Satellite—1.9%
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,044,051
200,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	210,377
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	432,855
490,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	519,501
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	921,884
	TOTAL	3,128,668
	Communications - Media & Entertainment—2.4%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	637,559
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.625%, 5/15/2030	277,913
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.125%, 5/15/2029	577,459
500,000	Fox Corp., Sr. Unsecd. Note, 3.500%, 4/8/2030	570,116
200,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	244,046
215,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	255,940
1,000,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	1,103,542
220,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	266,263
30,000	Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	33,033
	TOTAL	3,965,871
	Communications - Telecom Wireless—2.4%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	521,073
700,000	American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	748,153
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	187,145
145,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	164,258
500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	585,616
500,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 1.500%, 2/15/2026	507,165
350,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	401,076
350,000	T-Mobile USA, Inc., Term Loan—1st Lien, 144A, 3.750%, 4/15/2027	398,024
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	425,127
	TOTAL	3,937,637
	Communications - Telecom Wirelines—1.5%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	636,424
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	268,222
550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	644,289
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	255,049
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	335,427
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	143,776
250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	278,776
	TOTAL	2,561,963

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—2.8%
$750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	$811,013
375,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	398,203
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	254,110
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	754,215
350,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	408,490
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	266,219
295,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	300,978
500,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	498,292
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	729,285
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	221,107
	TOTAL	4,641,912
	Consumer Cyclical - Leisure—0.3%
533,653	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	536,364
	Consumer Cyclical - Retailers—4.1%
800,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	883,172
375,000	Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	404,503
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	197,326
168,320	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	181,162
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	537,882
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	820,240
225,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	233,287
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	698,870
750,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	807,764
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	542,278
275,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	333,784
1,000,000	WalMart, Inc., Sr. Unsecd. Note, 3.550%, 6/26/2025	1,141,474
	TOTAL	6,781,742
	Consumer Cyclical - Services—1.8%
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	196,799
330,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	402,699
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	864,569
400,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	437,957
400,000	Expedia, Inc., 4.500%, 8/15/2024	420,828
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	251,405
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	97,026
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	316,005
	TOTAL	2,987,288
	Consumer Non-Cyclical - Food/Beverage—6.0%
700,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	860,681
460,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	500,738
765,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	930,554
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	410,924
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	542,780
750,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	783,457
1,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,157,953
85,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	96,670
500,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	547,348
360,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	420,990
1,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,094,924

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	$239,557
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	724,947
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	62,590
750,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	791,451
350,000	Tyson Foods, Inc., 3.950%, 8/15/2024	390,083
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	329,515
	TOTAL	9,885,162
	Consumer Non-Cyclical - Health Care—2.5%
525,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	549,011
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	230,189
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	608,918
200,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	215,452
260,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	289,014
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	572,480
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	278,327
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	290,336
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	204,045
375,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	398,212
125,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	137,024
350,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	395,447
	TOTAL	4,168,455
	Consumer Non-Cyclical - Pharmaceuticals—4.9%
610,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	666,348
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	600,810
465,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.950%, 11/21/2026	513,621
360,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	406,219
67,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2045	86,565
400,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	414,255
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	677,077
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	383,123
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	229,638
660,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	670,693
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	194,149
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	578,468
125,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	147,346
340,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.875%, 8/15/2025	391,773
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	299,838
220,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	259,600
350,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	413,849
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	895,297
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	274,457
	TOTAL	8,103,126
	Consumer Non-Cyclical - Products—0.5%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	775,128
	Consumer Non-Cyclical - Supermarkets—0.3%
500,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	551,676
	Consumer Non-Cyclical - Tobacco—1.2%
700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	814,724
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	336,733

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$250,000	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	$267,035
200,000	Bat Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	218,371
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	357,799
	TOTAL	1,994,662
	Energy - Independent—1.9%
347,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	349,759
300,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	300,375
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	255,892
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	480,978
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	510,261
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	536,944
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	188,584
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	462,500
	TOTAL	3,085,293
	Energy - Integrated—1.8%
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	555,378
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	511,419
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	521,430
200,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	206,016
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	252,628
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	537,284
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	445,580
	TOTAL	3,029,735
	Energy - Midstream—2.9%
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	544,680
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	690,917
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	200,899
500,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	558,740
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	368,710
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	431,896
250,000	MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	261,003
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	355,484
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	429,862
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	721,349
250,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	274,298
	TOTAL	4,837,838
	Energy - Oil Field Services—0.1%
100,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	99,611
	Financial Institution - Banking—18.7%
500,000	American Express Co., Sr. Unsecd. Note, 2.500%, 7/30/2024	536,893
850,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	894,467
500,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	537,972
500,000	Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	527,277
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	253,461
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	530,832
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	559,639
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	546,674
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	560,961
315,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	334,691

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$400,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	$441,410
500,000		Capital One NA, Sr. Unsecd. Note, 2.150%, 9/6/2022	515,032
750,000		Citigroup, Inc., 4.125%, 7/25/2028	869,188
250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	260,901
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	517,743
1,050,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,169,542
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	286,344
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	96,206
980,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,035,751
635,000		Comerica, Inc., 3.800%, 7/22/2026	693,665
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	537,075
580,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	580,395
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	148,929
400,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.600%, 6/15/2022	414,877
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	267,227
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	893,126
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	570,299
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	283,538
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	571,516
740,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	781,784
500,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	530,277
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	511,962
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.207%, 4/1/2023	522,382
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.220%, 3/1/2025	541,804
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	287,215
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	535,884
240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	260,789
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	379,579
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.100%, 12/9/2022	258,922
665,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.990% (3-month USLIBOR +0.640%), 12/1/2021	665,085
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	402,672
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	1,676,638
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	596,123
800,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	838,589
259,334	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	168,567
830,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	883,003
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	254,605
300,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	312,519
220,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	246,681
245,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	254,046
400,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	415,420
1,000,000		US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	1,038,844
800,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	835,939
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,035,386
445,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	467,958
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	263,093
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	561,363
		TOTAL	30,962,760

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—2.6%
$400,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	$428,085
900,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,344,710
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	245,954
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	318,240
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	198,319
505,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	625,382
400,000	Stifel Financial Corp., 4.250%, 7/18/2024	432,197
150,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	150,861
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	569,541
	TOTAL	4,313,289
	Financial Institution - Finance Companies—0.9%
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	532,848
350,000	GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	369,244
500,000	GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	529,435
	TOTAL	1,431,527
	Financial Institution - Insurance - Health—0.7%
200,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	217,998
450,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	543,740
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	466,068
	TOTAL	1,227,806
	Financial Institution - Insurance - Life—1.7%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	280,137
300,000	AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	310,368
250,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	279,460
250,000	American International Group, Sr. Unsecd. Note, 2.500%, 6/30/2025	267,643
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	254,546
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	266,599
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	460,475
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	443,969
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	293,501
	TOTAL	2,856,698
	Financial Institution - Insurance - P&C—1.3%
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	278,777
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	264,627
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	332,870
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	235,396
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	296,614
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	675,350
	TOTAL	2,083,634
	Financial Institution - REIT - Apartment—0.9%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	447,260
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	105,809
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	326,675
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	523,326
	TOTAL	1,403,070
	Financial Institution - REIT - Healthcare—1.6%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	280,404
600,000	Healthcare Trust of America, 3.700%, 4/15/2023	631,547
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	754,916

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—continued
$155,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	$164,920
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	408,899
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	421,689
	TOTAL	2,662,375
	Financial Institution - REIT - Office—1.5%
395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	398,685
600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	654,448
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	291,747
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	691,656
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	150,021
350,000	Boston Properties LP, Sr. Unsecd. Note, 4.125%, 5/15/2021	356,518
	TOTAL	2,543,075
	Financial Institution - REIT - Other—0.4%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	270,773
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	381,534
	TOTAL	652,307
	Financial Institution - REIT - Retail—1.1%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	258,626
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	350,233
379,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	383,628
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	105,232
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	469,752
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	263,889
	TOTAL	1,831,360
	Sovereign—0.5%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	880,153
	Supranational—0.5%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	871,303
	Technology—8.6%
545,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	610,926
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	324,019
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,318,113
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	385,765
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	270,455
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	555,858
242,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.110%, 9/15/2028	274,590
90,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.700%, 4/15/2025	103,020
355,000	Dell International LLC/EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	414,182
250,000	Dell International LLC EMC Corp., Term Loan—1st Lien, 144A, 6.200%, 7/15/2030	305,028
750,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	879,900
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	438,218
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	48,769
400,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	480,879
165,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	178,194
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	363,128
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	955,084
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	572,977
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	564,757
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	112,106

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	$468,586
80,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	83,584
350,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	389,054
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	606,015
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	209,419
750,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	762,722
1,000,000	Oracle Corp., Sr. Unsecd. Note, 2.400%, 9/15/2023	1,057,555
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	326,590
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	297,690
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	483,343
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	375,117
	TOTAL	14,215,643
	Technology Services—0.1%
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	98,786
	Transportation - Airlines—0.3%
220,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	231,018
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	187,617
	TOTAL	418,635
	Transportation - Railroads—0.5%
10,150	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	10,390
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	315,011
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	431,033
	TOTAL	756,434
	Transportation - Services—1.6%
450,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	501,679
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	854,908
685,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	712,085
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	529,701
	TOTAL	2,598,373
	Utility - Electric—3.9%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	346,251
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	131,028
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	468,042
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	537,968
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	544,600
500,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2069	528,402
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	421,198
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	485,813
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	365,471
250,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	276,262
240,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	263,367
250,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	256,466
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	413,982
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	125,398
500,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	508,121
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	527,852
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	284,096
	TOTAL	6,484,317

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—1.3%
$155,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	$166,542
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	309,496
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	552,663
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	324,714
500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	528,519
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	297,534
	TOTAL	2,179,468
	Utility - Natural Gas Distributor—0.3%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	579,118
	TOTAL CORPORATE BONDS (IDENTIFIED COST $149,863,075)	162,475,959
	INVESTMENT COMPANY—1.4%
2,385,568	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[3] (IDENTIFIED COST $2,385,603)	2,386,999
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $152,248,678)	164,862,958
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	668,805
	TOTAL NET ASSETS—100%	$165,531,763
At July 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures
5U.S. Treasury Note 10-Year Long Futures	20	$2,801,563	September 2020	$23,704
Short Futures
5U.S. Treasury Long Bond Short Futures	24	$4,374,750	September 2020	$(86,306)
5U.S. Treasury Ultra Bond Short Futures	3	$683,063	September 2020	$(29,820)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(92,422)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,420,859 and $4,987,992, respectively. This is based on the contracts held as of each month-end throughout the three-month period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2020	4,789,582
Purchases/Additions	16,355,411
Sales/Reductions	(18,759,425)
Balance of Shares Held 7/31/2020	2,385,568
Value	$2,386,999
Change in Unrealized Appreciation/Depreciation	$(3,790)
Net Realized Gain/(Loss)	$5,097
Dividend Income	$3,085
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$162,307,392	$168,567	$162,475,959
Investment Company	2,386,999	—	—	2,386,999
TOTAL SECURITIES	$2,386,999	$162,307,392	$168,567	$164,862,958
Other Financial Instruments[1]
Assets	$23,704	$—	$—	$23,704
Liabilities	(116,126)	—	—	(116,126)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(92,422)	$—	$—	$(92,422)
[1]	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust